CONSOLIDATED STATEMENTS OF OPERATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	€ 210,407	€ 200,704	€ 161,647
Personnel expenses	(25,004)	(18,784)	(17,437)
Depreciation and amortization	(645)	(388)	(114)
Other operating expenses	(179,020)	(177,201)	(158,850)
Operating expenses	(204,669)	(196,373)	(176,401)
OPERATING INCOME/(LOSS)	5,738	4,331	(14,754)
Finance income/(costs)	(2,426)	1,041	5,826
Net finance income	(2,426)	1,041	5,826
NET INCOME/(LOSS) BEFORE TAX	3,312	5,372	(8,928)
Income tax benefit/(expense)	(2,017)	(1,462)	6,513
NET INCOME/(LOSS) FOR THE YEAR	1,295	3,910	(2,415)
Attributable to equity holders of the Company	1,292	3,908	(2,417)
Attributable to non-controlling interests	€ 3	€ 2	€ 2
Basic earnings per share attributable to equity holders of the parent (Euro)	€ 0.03	€ 0.09	€ (0.05)
Diluted earnings per share attributable to equity holders of the parent (Euro)	€ 0.03	€ 0.08	€ (0.05)